SIGNIFICANT COMMITMENTS AND AGREEMENTS - Operating lease commitments (Details) Rp in Billions	Dec. 31, 2019 IDR (Rp)
Operating lease commitments
Future minimum lease receivables	Rp 8,526
Less than one year
Operating lease commitments
Future minimum lease receivables	1,722
1-5 years
Operating lease commitments
Future minimum lease receivables	4,446
Thereafter
Operating lease commitments
Future minimum lease receivables	Rp 2,358